UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:        811-4098

NAME OF REGISTRANT:                        VANGUARD CHESTER FUNDS

ADDRESS OF REGISTRANT:                     PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:     ANNE E. ROBINSON
                                           PO BOX 876
                                           VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (610) 669-1000

DATE OF FISCAL YEAR END:                   SEPTEMBER 30

DATE OF REPORTING PERIOD:                  JULY 1, 2019 - JUNE 30, 2020

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 81104098T
Reporting Period: 07/01/2019 - 06/30/2020
VANGUARD CHESTER FUNDS









===================== VANGUARD TARGET RETIREMENT 2055 FUND =====================

The votes reported reflect votes cast at the Fund's discretion and exclude any votes cast pursuant to a regulatory requirement

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



VANGUARD CHESTER FUNDS

By:     /s/Mortimer J. Buckley
           Mortimer J. Buckley*
           Chief Executive Officer, President, and Trustee

Date:      August 27, 2020
*By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216. Incorporated by Reference.